SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Sep. 30, 2025 USD ($) segment	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2025 CNY (¥)
Accounting Policies [Line Items]
FDIC insured amount	$ 70,234			¥ 500,000
Impairment loss on inventory	0	$ 0
Allowances on advance to vendors	0	0
Allowances for doubtful accounts on prepayments and other assets	0	0
Impairment of long-lived assets	$ 1,250,000	0	$ 0
Percentage of GST in singapore	9.00%
Percentage of consumption tax	10.00%
Advance from customers recognized as revenue	$ 425,116	302,433	245,010
Advertising expenses	$ 796,612	296,920	513,474
Lease term with AI Computing facilities	60 months			60 months
Receipt of government subsidy	$ 4,781	$ 34,701	$ 425
Government Assistance, Nonoperating Income, Increase (Decrease), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)
Number of Operating Segments | segment	1
Number of reportable segments | segment	1
Customer list
Accounting Policies [Line Items]
Intangible assets amortized	8 years			8 years
Software
Accounting Policies [Line Items]
Intangible assets amortized	5 years			5 years
RMB
Accounting Policies [Line Items]
Balance sheet items, except for equity accounts	7.119	7.0176	7.296	7.119
Items in the statements of income and cash flows	7.2125	7.2043	7.0533
HK
Accounting Policies [Line Items]
Balance sheet items, except for equity accounts	7.7809	7.7693	7.8308	7.7809
Items in the statements of income and cash flows	7.7948	7.8127	7.831
SG
Accounting Policies [Line Items]
Balance sheet items, except for equity accounts	1.2903	1.2831		1.2903
Items in the statements of income and cash flows	1.3156	1.3406
JPY
Accounting Policies [Line Items]
Balance sheet items, except for equity accounts	147.97			147.97
Items in the statements of income and cash flows	149.1517
Minimum
Accounting Policies [Line Items]
Time taken by supplier for delivering IT equipment	1 month
Percentage of Value Added Tax in PRC	6.00%
Percentage of GST in singapore	0.00%
Minimum | Customer list
Accounting Policies [Line Items]
Intangible assets amortized	8 years			8 years
Maximum
Accounting Policies [Line Items]
Time taken by supplier for delivering IT equipment	3 months
Percentage of Value Added Tax in PRC	13.00%
Percentage of GST in singapore	9.00%
Maximum | Customer list
Accounting Policies [Line Items]
Intangible assets amortized	8 years			8 years